First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.5%
	Australia – 16.6%
8,400	AGL Energy Ltd. (b)	$111,478
66,909	AMP Ltd. (b)	80,739
5,620	Aristocrat Leisure Ltd. (b)	134,032
15,332	Australia & New Zealand Banking Group Ltd. (b)	260,987
14,099	Bank of Queensland Ltd. (b)	71,681
10,181	BHP Group Ltd. (b)	261,081
10,262	Coca-Cola Amatil Ltd. (b)	81,541
7,062	Commonwealth Bank of Australia (b)	399,833
1,290	CSL Ltd. (b)	265,312
1,222	Macquarie Group Ltd. (b)	116,762
30,310	Metcash Ltd. (b)	52,526
14,916	National Australia Bank Ltd. (b)	254,797
3,703	Perpetual Ltd. (b)	104,446
26,303	Platinum Asset Management Ltd. (b)	82,389
1,442	Rio Tinto Ltd. (b)	93,569
27,969	Tabcorp Holdings Ltd. (b)	87,060
10,358	Transurban Group (b)	107,969
7,216	Wesfarmers Ltd. (b)	216,494
17,470	Westpac Banking Corp. (b)	291,949
7,044	Woodside Petroleum Ltd. (b)	161,382
6,212	Woolworths Group Ltd. (b)	172,531
		3,408,558
	Bermuda – 0.8%
3,200	Jardine Strategic Holdings Ltd. (b)	97,921
367,196	Li & Fung Ltd. (b)	32,156
247,130	Pacific Basin Shipping Ltd. (b)	44,326
		174,403
	Cayman Islands – 2.6%
13,370	AAC Technologies Holdings, Inc. (b)	94,042
16,377	CK Hutchison Holdings Ltd. (b)	144,703
112,908	Lee & Man Paper Manufacturing Ltd. (b)	77,986
1,600	Tencent Holdings Ltd. (b)	76,304
37,819	Tingyi Cayman Islands Holding Corp. (b)	63,803
92,085	WH Group Ltd. (b) (c) (d)	86,661
		543,499
	Hong Kong – 5.6%
45,955	AIA Group Ltd. (b)	455,366
43,365	Cathay Pacific Airways Ltd. (b)	54,688
39,441	Fosun International Ltd. (b)	52,159
74,170	Hong Kong & China Gas Co., Ltd. (b)	141,938
2,458	Hong Kong Exchanges & Clearing Ltd. (b)	80,764
6,546	Sun Hung Kai Properties Ltd. (b)	91,188
9,387	Swire Pacific Ltd., Class A (b)	82,425
Shares	Description	Value

	Hong Kong (Continued)
12,468	Vitasoy International Holdings Ltd. (b)	$44,941
26,034	Wharf Holdings (The) Ltd. (b)	64,310
14,477	Wheelock & Co., Ltd. (b)	88,124
		1,155,903
	Japan – 69.8%
2,800	Advantest Corp. (b)	146,078
5,200	Aeon Mall Co., Ltd. (b)	86,405
2,900	AGC, Inc. (b)	97,754
3,400	Aisin Seiki Co., Ltd. (b)	113,186
2,100	Amano Corp. (b)	60,646
2,200	ANA Holdings, Inc. (b)	68,715
2,580	Aozora Bank Ltd. (b)	69,520
11,500	Astellas Pharma, Inc. (b)	203,207
2,300	Bridgestone Corp. (b)	81,464
5,200	Brother Industries Ltd. (b)	100,424
3,900	Canon, Inc. (b)	102,275
2,200	Capcom Co., Ltd. (b)	62,247
1,000	Central Japan Railway Co. (b)	196,282
7,500	Credit Saison Co., Ltd. (b)	120,308
9,900	Dai-ichi Life Holdings, Inc. (b)	146,928
1,300	Daiichi Sankyo Co., Ltd. (b)	87,850
1,100	Daikin Industries Ltd. (b)	154,998
4,600	Daiwa House Industry Co., Ltd. (b)	144,819
23,900	Daiwa Securities Group, Inc. (b)	120,869
400	Disco Corp. (b)	92,137
5,800	DMG Mori Co., Ltd. (b)	79,897
1,300	East Japan Railway Co. (b)	114,467
500	FANUC Corp. (b)	91,065
200	Fast Retailing Co., Ltd. (b)	107,575
2,000	GungHo Online Entertainment, Inc. (b)	36,385
7,300	Haseko Corp. (b)	95,177
2,200	Hitachi Ltd. (b)	83,793
6,700	Hokuhoku Financial Group, Inc. (b)	64,225
8,700	Honda Motor Co., Ltd. (b)	222,506
2,100	House Foods Group, Inc. (b)	66,586
1,100	Hoya Corp. (b)	105,276
5,100	ITOCHU Corp. (b)	119,141
2,700	Jaccs Co., Ltd. (b)	63,739
3,000	Japan Petroleum Exploration Co., Ltd. (b)	73,676
10,200	Japan Post Holdings Co., Ltd. (b)	92,786
4,700	Japan Tobacco, Inc. (b)	99,379
5,900	Kajima Corp. (b)	74,850
1,700	Kaken Pharmaceutical Co., Ltd. (b)	89,644
1,300	Kao Corp. (b)	103,684
5,700	Kawasaki Kisen Kaisha Ltd. (b) (e)	75,160
9,800	KDDI Corp. (b)	296,147
1,000	Keyence Corp. (b)	336,157

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,600	Komatsu Ltd. (b)	$79,600
1,300	Kyocera Corp. (b)	85,418
1,800	Lawson, Inc. (b)	104,181
4,500	LIXIL Group Corp. (b)	74,823
11,400	Mazda Motor Corp. (b)	95,689
1,200	MEIJI Holdings Co., Ltd. (b)	84,449
2,800	Miraca Holdings, Inc. (b)	73,593
16,200	Mitsubishi Chemical Holdings Corp. (b)	117,077
3,000	Mitsubishi Corp. (b)	76,907
7,300	Mitsubishi Electric Corp. (b)	101,216
4,500	Mitsubishi Estate Co., Ltd. (b)	88,130
3,300	Mitsubishi Heavy Industries Ltd. (b)	120,375
2,700	Mitsubishi Materials Corp. (b)	67,907
5,200	Mitsubishi Tanabe Pharma Corp. (b)	95,197
34,900	Mitsubishi UFJ Financial Group, Inc. (b)	179,198
15,400	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	96,460
6,500	Mitsui & Co., Ltd. (b)	115,607
2,700	Mitsui Chemicals, Inc. (b)	59,295
6,000	Mitsui E&S Holdings Co., Ltd. (b) (e)	50,107
3,400	Mitsui Fudosan Co., Ltd. (b)	90,051
3,600	Mitsui OSK Lines Ltd. (b)	86,562
62,300	Mizuho Financial Group, Inc. (b)	92,387
4,200	MS&AD Insurance Group Holdings, Inc. (b)	139,493
3,600	Murata Manufacturing Co., Ltd. (b)	203,813
6,700	Nexon Co., Ltd. (b)	90,738
900	Nidec Corp. (b)	113,194
400	Nintendo Co., Ltd. (b)	147,142
3,500	Nippon Paper Industries Co., Ltd. (b)	56,959
8,400	Nippon Telegraph & Telephone Corp. (b)	214,175
5,700	Nippon Yusen KK (b)	90,766
3,400	Nishimatsu Construction Co., Ltd. (b)	75,412
19,900	Nissan Motor Co., Ltd. (b)	107,983
4,200	NSD Co., Ltd. (b)	67,672
3,000	NTT Data Corp. (b)	42,142
8,300	NTT DOCOMO, Inc. (b)	235,823
9,100	Obayashi Corp. (b)	99,799
16,500	Oji Holdings Corp. (b)	83,830
9,800	Onward Holdings Co., Ltd. (b)	56,294
65,400	Orient Corp. (b)	100,500
800	Oriental Land Co., Ltd. (b)	104,188
10,600	ORIX Corp. (b)	179,060
4,100	OSAKA Titanium Technologies Co., Ltd. (b)	51,907
Shares	Description	Value

	Japan (Continued)
7,700	Pan Pacific International Holdings Corp. (b)	$124,253
14,600	Panasonic Corp. (b)	145,095
11,300	Rakuten, Inc. (b)	87,173
6,700	Recruit Holdings Co., Ltd. (b)	261,141
2,500	Sankyo Co., Ltd. (b)	83,991
2,600	Sapporo Holdings Ltd. (b)	62,864
4,600	Seino Holdings Co., Ltd. (b)	58,798
5,200	Seven & i Holdings Co., Ltd. (b)	199,385
8,000	Sharp Corp. (b)	108,521
3,500	Shimachu Co., Ltd. (b)	99,905
1,200	Shin-Etsu Chemical Co., Ltd. (b)	137,237
1,200	Shionogi & Co., Ltd. (b)	71,369
1,600	Shiseido Co., Ltd. (b)	103,009
300	SMC Corp. (b)	129,501
12,000	Softbank Corp. (b)	164,629
6,900	SoftBank Group Corp. (b)	278,584
25,600	Sojitz Corp. (b)	80,578
4,900	Sony Corp. (b)	342,642
7,200	SUMCO Corp. (b)	110,098
23,200	Sumitomo Chemical Co., Ltd. (b)	98,581
3,100	Sumitomo Forestry Co., Ltd. (b)	43,047
2,600	Sumitomo Heavy Industries Ltd. (b)	68,112
6,200	Sumitomo Mitsui Financial Group, Inc. (b)	217,988
2,300	Suntory Beverage & Food Ltd. (b)	97,378
3,600	Taiheiyo Cement Corp. (b)	96,894
8,000	Takeda Pharmaceutical Co., Ltd. (b)	307,227
2,700	Terumo Corp. (b)	97,189
10,900	Toda Corp. (b)	69,906
5,100	Tokai Rika Co., Ltd. (b)	86,675
1,500	Tokio Marine Holdings, Inc. (b)	81,422
2,300	Tokuyama Corp. (b)	58,330
1,800	Tokyo Century Corp. (b)	91,565
19,200	Tokyo Electric Power Co., Holdings, Inc. (b) (e)	76,030
1,200	Tokyo Electron Ltd. (b)	263,935
3,600	Tokyo Seimitsu Co., Ltd. (b)	125,258
15,000	Tokyu Fudosan Holdings Corp. (b)	105,740
3,600	Toyoda Gosei Co., Ltd. (b)	81,679
7,200	Toyota Motor Corp. (b)	500,599
1,400	Tsumura & Co. (b)	38,024
5,800	Zeon Corp. (b)	61,589
		14,358,487
	New Zealand – 0.5%
9,754	a2 Milk Co., Ltd. (b) (e)	93,454
	Singapore – 3.6%
11,500	DBS Group Holdings Ltd. (b)	211,842

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Singapore (Continued)
12,500	Oversea-Chinese Banking Corp., Ltd. (b)	$98,364
9,600	Singapore Airlines Ltd. (b)	59,847
16,000	Singapore Exchange Ltd. (b)	101,510
5,100	United Overseas Bank Ltd. (b)	95,126
6,600	Venture Corp Ltd. (b)	77,936
35,200	Wilmar International Ltd. (b)	100,235
		744,860
	Total Common Stocks	20,479,164
	(Cost $20,979,929)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.4%
	Hong Kong – 0.4%
8,365	Link REIT (b)	84,591
	(Cost $101,727)
	Total Investments – 99.9%	20,563,755
	(Cost $21,081,656) (f)
	Net Other Assets and Liabilities – 0.1%	18,194
	Net Assets – 100.0%	$20,581,949

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $20,563,755 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,401,794 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,919,695. The net unrealized depreciation was $517,901.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,479,164	$ —	$ 20,479,164	$ —
Real Estate Investment Trusts*	84,591	—	84,591	—
Total Investments	$ 20,563,755	$—	$ 20,563,755	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	69.8%
Australian Dollar	16.6
Hong Kong Dollar	9.0
Singapore Dollar	3.6
United States Dollar	0.5
New Zealand Dollar	0.5
Total	100.0%

Sector Allocation	% of Total Investments
Financials	22.2%
Industrials	16.5
Consumer Discretionary	15.3
Information Technology	9.7
Consumer Staples	7.9
Communication Services	7.8
Health Care	7.0
Materials	6.4
Real Estate	4.5
Utilities	1.6
Energy	1.1
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Australia – 6.6%
35,321	AGL Energy Ltd. (b)	$468,753
281,377	AMP Ltd. (b)	339,537
23,628	Aristocrat Leisure Ltd. (b)	563,508
64,467	Australia & New Zealand Banking Group Ltd. (b)	1,097,381
59,287	Bank of Queensland Ltd. (b)	301,421
42,819	BHP Group Ltd. (b)	1,098,046
43,162	Coca-Cola Amatil Ltd. (b)	342,962
29,695	Commonwealth Bank of Australia (b)	1,681,257
5,429	CSL Ltd. (b)	1,116,575
5,137	Macquarie Group Ltd. (b)	490,842
127,465	Metcash Ltd. (b)	220,890
62,733	National Australia Bank Ltd. (b)	1,071,613
15,562	Perpetual Ltd. (b)	438,937
110,612	Platinum Asset Management Ltd. (b)	346,470
6,054	Rio Tinto Ltd. (b)	392,834
117,624	Tabcorp Holdings Ltd. (b)	366,132
43,557	Transurban Group (b)	454,028
30,337	Wesfarmers Ltd. (b)	910,171
73,465	Westpac Banking Corp. (b)	1,227,705
29,624	Woodside Petroleum Ltd. (b)	678,702
26,131	Woolworths Group Ltd. (b)	725,758
		14,333,522
	Austria – 0.9%
13,987	OMV AG (b)	695,072
11,072	Verbund AG (b)	585,454
25,765	Wienerberger AG (b)	731,012
		2,011,538
	Belgium – 0.4%
6,712	Anheuser-Busch InBev S.A./N.V. (b)	506,353
17,890	Bekaert S.A. (b)	454,181
		960,534
	Bermuda – 0.3%
13,000	Jardine Strategic Holdings Ltd. (b)	397,803
1,541,739	Li & Fung Ltd. (b)	135,012
1,041,395	Pacific Basin Shipping Ltd. (b)	186,791
		719,606
	Cayman Islands – 1.1%
57,992	AAC Technologies Holdings, Inc. (b)	407,906
70,128	CK Hutchison Holdings Ltd. (b)	619,631
474,248	Lee & Man Paper Manufacturing Ltd. (b)	327,566
6,588	Tencent Holdings Ltd. (b)	314,183
156,056	Tingyi Cayman Islands Holding Corp. (b)	263,274
Shares	Description	Value

	Cayman Islands (Continued)
385,540	WH Group Ltd. (b) (c) (d)	$362,832
		2,295,392
	Denmark – 1.6%
5,608	Carlsberg A.S., Class B (b)	818,958
17,212	Novo Nordisk A.S., Class B (b)	1,047,724
9,021	Orsted A.S. (b) (c) (d)	983,936
21,825	Tryg A.S. (b)	661,294
		3,511,912
	Finland – 1.1%
18,337	Metso OYJ (b)	650,686
63,937	Stora Enso OYJ, Class R (b)	829,935
30,986	UPM-Kymmene OYJ (b)	976,321
		2,456,942
	France – 7.5%
52,262	Air France-KLM (b) (e)	484,163
3,561	Air Liquide S.A. (b)	514,883
8,067	Arkema S.A. (b)	739,174
1,229	Christian Dior SE (b)	575,684
9,024	Danone S.A. (b)	722,141
6,135	Dassault Systemes SE (b)	1,062,054
2,580	Kering S.A. (b)	1,576,434
5,955	L’Oreal S.A. (b)	1,656,358
2,940	LVMH Moet Hennessy Louis Vuitton SE (b)	1,280,289
6,105	Pernod Ricard S.A. (b)	1,057,002
36,895	Peugeot S.A. (b)	759,678
1,799	Safran S.A. (b)	290,066
16,151	Sanofi (b)	1,557,577
4,313	Sartorius Stedim Biotech (b)	773,423
5,947	Schneider Electric SE (b)	593,074
32,056	TOTAL S.A. (b)	1,560,830
8,687	Ubisoft Entertainment S.A. (b) (e)	658,836
3,939	Vinci S.A. (b)	436,398
		16,298,064
	Germany – 8.5%
4,687	adidas AG (b)	1,481,628
56,738	AIXTRON SE (b) (e)	595,530
5,060	Allianz SE (b)	1,208,043
6,681	BASF SE (b)	450,946
7,613	Bayer AG (b)	610,986
19,696	Covestro AG (b) (c) (d)	830,045
45,144	Deutsche Lufthansa AG (b)	687,708
23,280	Deutsche Telekom AG (b)	377,038
24,572	Evonik Industries AG (b)	673,366
12,678	HeidelbergCement AG (b)	855,020
2,966	MTU Aero Engines AG (b)	898,298
4,641	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	1,368,355
30,298	Salzgitter AG (b)	507,298

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
19,462	SAP SE (b)	$2,534,561
3,549	Sartorius AG (Preference Shares) (b)	825,902
107,997	Schaeffler AG (Preference Shares) (b)	1,077,395
6,712	Siemens AG (b)	827,846
4,223	Volkswagen AG (b)	773,247
6,540	Volkswagen AG (Preference Shares) (b)	1,173,360
14,973	Zalando SE (b) (c) (d) (e)	716,906
		18,473,478
	Hong Kong – 2.2%
192,770	AIA Group Ltd. (b)	1,910,148
184,087	Cathay Pacific Airways Ltd. (b)	232,154
164,437	Fosun International Ltd. (b)	217,462
309,856	Hong Kong & China Gas Co., Ltd. (b)	592,965
10,027	Hong Kong Exchanges & Clearing Ltd. (b)	329,461
26,512	Sun Hung Kai Properties Ltd. (b)	369,322
39,037	Swire Pacific Ltd., Class A (b)	342,775
66,000	Vitasoy International Holdings Ltd. (b)	237,896
107,701	Wharf Holdings (The) Ltd. (b)	266,048
60,144	Wheelock & Co., Ltd. (b)	366,107
		4,864,338
	Italy – 3.3%
344,956	A2A S.p.A. (b)	689,103
207,187	Enel S.p.A. (b)	1,805,909
78,073	Eni S.p.A. (b)	1,093,615
74,063	Leonardo S.p.A. (b)	909,937
65,887	Mediobanca Banca di Credito Finanziario S.p.A. (b)	657,263
18,230	Moncler S.p.A. (b)	784,661
122,363	Unipol Gruppo S.p.A. (b)	623,026
240,056	UnipolSai Assicurazioni S.p.A. (b)	642,767
		7,206,281
	Japan – 27.2%
11,200	Advantest Corp. (b)	584,313
21,300	Aeon Mall Co., Ltd. (b)	353,927
11,900	AGC, Inc. (b)	401,129
13,700	Aisin Seiki Co., Ltd. (b)	456,074
8,600	Amano Corp. (b)	248,359
9,800	ANA Holdings, Inc. (b)	306,095
11,060	Aozora Bank Ltd. (b)	298,021
48,700	Astellas Pharma, Inc. (b)	860,535
9,900	Bridgestone Corp. (b)	350,648
21,900	Brother Industries Ltd. (b)	422,941
16,800	Canon, Inc. (b)	440,568
9,600	Capcom Co., Ltd. (b)	271,625
3,700	Central Japan Railway Co. (b)	726,242
32,200	Credit Saison Co., Ltd. (b)	516,520
Shares	Description	Value

	Japan (Continued)
41,300	Dai-ichi Life Holdings, Inc. (b)	$612,941
5,100	Daiichi Sankyo Co., Ltd. (b)	344,643
3,700	Daikin Industries Ltd. (b)	521,357
18,800	Daiwa House Industry Co., Ltd. (b)	591,869
100,800	Daiwa Securities Group, Inc. (b)	509,773
2,700	Disco Corp. (b)	621,927
24,300	DMG Mori Co., Ltd. (b)	334,741
4,200	East Japan Railway Co. (b)	369,817
2,200	FANUC Corp. (b)	400,686
700	Fast Retailing Co., Ltd. (b)	376,513
9,130	GungHo Online Entertainment, Inc. (b)	166,095
30,600	Haseko Corp. (b)	398,961
9,700	Hitachi Ltd. (b)	369,449
27,000	Hokuhoku Financial Group, Inc. (b)	258,816
36,500	Honda Motor Co., Ltd. (b)	933,502
8,600	House Foods Group, Inc. (b)	272,687
3,700	Hoya Corp. (b)	354,110
21,600	ITOCHU Corp. (b)	504,597
11,300	Jaccs Co., Ltd. (b)	266,760
12,400	Japan Petroleum Exploration Co., Ltd. (b)	304,528
42,100	Japan Post Holdings Co., Ltd. (b)	382,970
19,000	Japan Tobacco, Inc. (b)	401,745
24,800	Kajima Corp. (b)	314,622
6,700	Kaken Pharmaceutical Co., Ltd. (b)	353,302
3,800	Kao Corp. (b)	303,077
24,100	Kawasaki Kisen Kaisha Ltd. (b) (e)	317,782
41,200	KDDI Corp. (b)	1,245,026
4,000	Keyence Corp. (b)	1,344,628
15,100	Komatsu Ltd. (b)	333,877
4,500	Kyocera Corp. (b)	295,679
6,900	Lawson, Inc. (b)	399,360
18,700	LIXIL Group Corp. (b)	310,933
48,200	Mazda Motor Corp. (b)	404,581
4,800	MEIJI Holdings Co., Ltd. (b)	337,794
11,200	Miraca Holdings, Inc. (b)	294,371
67,700	Mitsubishi Chemical Holdings Corp. (b)	489,266
12,400	Mitsubishi Corp. (b)	317,882
30,300	Mitsubishi Electric Corp. (b)	420,114
18,700	Mitsubishi Estate Co., Ltd. (b)	366,230
13,400	Mitsubishi Heavy Industries Ltd. (b)	488,797
11,200	Mitsubishi Materials Corp. (b)	281,688
21,500	Mitsubishi Tanabe Pharma Corp. (b)	393,603
146,200	Mitsubishi UFJ Financial Group, Inc. (b)	750,681
64,400	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	403,376

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
26,300	Mitsui & Co., Ltd. (b)	$467,762
11,200	Mitsui Chemicals, Inc. (b)	245,966
26,100	Mitsui E&S Holdings Co., Ltd. (b) (e)	217,967
13,800	Mitsui Fudosan Co., Ltd. (b)	365,500
15,800	Mitsui OSK Lines Ltd. (b)	379,909
261,800	Mizuho Financial Group, Inc. (b)	388,231
18,100	MS&AD Insurance Group Holdings, Inc. (b)	601,150
15,800	Murata Manufacturing Co., Ltd. (b)	894,514
27,100	Nexon Co., Ltd. (b)	367,014
3,700	Nidec Corp. (b)	465,352
1,500	Nintendo Co., Ltd. (b)	551,784
15,400	Nippon Paper Industries Co., Ltd. (b)	250,618
35,400	Nippon Telegraph & Telephone Corp. (b)	902,595
24,000	Nippon Yusen KK (b)	382,174
14,000	Nishimatsu Construction Co., Ltd. (b)	310,519
83,900	Nissan Motor Co., Ltd. (b)	455,266
18,800	NSD Co., Ltd. (b)	302,914
12,100	NTT Data Corp. (b)	169,971
33,800	NTT DOCOMO, Inc. (b)	960,339
39,200	Obayashi Corp. (b)	429,905
70,100	Oji Holdings Corp. (b)	356,150
41,300	Onward Holdings Co., Ltd. (b)	237,239
274,100	Orient Corp. (b)	421,207
3,800	Oriental Land Co., Ltd. (b)	494,893
43,900	ORIX Corp. (b)	741,579
17,600	OSAKA Titanium Technologies Co., Ltd. (b)	222,820
32,300	Pan Pacific International Holdings Corp. (b)	521,218
61,400	Panasonic Corp. (b)	610,194
47,900	Rakuten, Inc. (b)	369,522
28,200	Recruit Holdings Co., Ltd. (b)	1,099,132
10,700	Sankyo Co., Ltd. (b)	359,479
11,300	Sapporo Holdings Ltd. (b)	273,216
18,800	Seino Holdings Co., Ltd. (b)	240,305
20,800	Seven & i Holdings Co., Ltd. (b)	797,541
33,700	Sharp Corp. (b)	457,146
14,200	Shimachu Co., Ltd. (b)	405,330
4,700	Shin-Etsu Chemical Co., Ltd. (b)	537,510
3,700	Shionogi & Co., Ltd. (b)	220,054
6,100	Shiseido Co., Ltd. (b)	392,722
1,200	SMC Corp. (b)	518,003
49,500	Softbank Corp. (b)	679,096
28,900	SoftBank Group Corp. (b)	1,166,825
107,900	Sojitz Corp. (b)	339,625
19,800	Sony Corp. (b)	1,384,553
30,200	SUMCO Corp. (b)	461,799
96,900	Sumitomo Chemical Co., Ltd. (b)	411,747
Shares	Description	Value

	Japan (Continued)
12,800	Sumitomo Forestry Co., Ltd. (b)	$177,742
11,200	Sumitomo Heavy Industries Ltd. (b)	293,405
26,200	Sumitomo Mitsui Financial Group, Inc. (b)	921,177
10,300	Suntory Beverage & Food Ltd. (b)	436,084
14,600	Taiheiyo Cement Corp. (b)	392,957
33,700	Takeda Pharmaceutical Co., Ltd. (b)	1,294,195
11,200	Terumo Corp. (b)	403,153
46,400	Toda Corp. (b)	297,581
20,600	Tokai Rika Co., Ltd. (b)	350,101
5,900	Tokio Marine Holdings, Inc. (b)	320,259
10,100	Tokuyama Corp. (b)	256,146
7,000	Tokyo Century Corp. (b)	356,086
80,000	Tokyo Electric Power Co., Holdings, Inc. (b) (e)	316,791
3,700	Tokyo Electron Ltd. (b)	813,801
14,700	Tokyo Seimitsu Co., Ltd. (b)	511,470
63,800	Tokyu Fudosan Holdings Corp. (b)	449,748
14,800	Toyoda Gosei Co., Ltd. (b)	335,791
33,900	Toyota Motor Corp. (b)	2,356,989
5,400	Tsumura & Co. (b)	146,665
24,600	Zeon Corp. (b)	261,223
		59,221,872
	Jersey – 0.3%
271,111	Man Group PLC (b)	549,474
	Netherlands – 4.1%
8,378	Airbus SE (b)	1,230,428
4,188	ASML Holding N.V. (b)	1,175,309
64,238	Fiat Chrysler Automobiles N.V. (b)	836,843
43,816	Koninklijke Ahold Delhaize N.V. (b)	1,075,309
16,763	Koninklijke Philips N.V. (b)	767,703
12,469	Randstad N.V. (b)	716,170
61,645	TomTom N.V. (b)	669,095
25,054	Unilever N.V. (b)	1,461,957
12,553	Wolters Kluwer N.V. (b)	943,252
		8,876,066
	New Zealand – 0.2%
41,023	a2 Milk Co., Ltd. (b) (e)	393,047
	Norway – 1.5%
50,762	DNB ASA (b)	887,450
455,812	DNO ASA (b)	452,382
56,664	Equinor ASA (b)	1,022,648
42,849	Gjensidige Forsikring ASA (b)	933,862
		3,296,342
	Singapore – 1.4%
48,300	DBS Group Holdings Ltd. (b)	889,737

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Singapore (Continued)
52,400	Oversea-Chinese Banking Corp., Ltd. (b)	$412,341
40,700	Singapore Airlines Ltd. (b)	253,725
66,900	Singapore Exchange Ltd. (b)	424,439
20,300	United Overseas Bank Ltd. (b)	378,638
26,500	Venture Corp Ltd. (b)	312,924
147,900	Wilmar International Ltd. (b)	421,159
		3,092,963
	Spain – 1.3%
243,637	Banco Santander S.A. (b)	960,148
88,293	Ence Energia y Celulosa S.A. (b)	357,177
146,259	Iberdrola S.A. (b)	1,600,270
		2,917,595
	Sweden – 5.1%
31,466	Atlas Copco AB, Class A (b)	1,113,709
29,091	Atlas Copco AB, Class B (b)	904,247
44,599	Hennes & Mauritz AB, Class B (b)	978,493
19,765	Investor AB, Class B (b)	1,082,233
22,538	Lundin Petroleum AB (b)	685,486
94,783	Skandinaviska Enskilda Banken AB, Class A (b)	936,639
107,670	Svenska Handelsbanken AB, Class A (b)	1,054,866
68,500	Swedbank AB, Class A (b)	1,051,731
20,741	Swedish Match AB (b)	1,172,657
55,687	Volvo AB, Class A (b)	952,567
67,399	Volvo AB, Class B (b)	1,152,101
		11,084,729
	Switzerland – 9.1%
26,445	ABB Ltd. (b)	615,691
13,737	Adecco Group AG (b)	804,825
21,337	Coca-Cola HBC AG (b)	783,755
8,162	Dufry AG (b)	707,560
15,241	Logitech International S.A. (b)	682,757
49,854	Nestle S.A. (b)	5,498,532
38,387	Novartis AG (b)	3,626,349
1,012	Partners Group Holding AG (b)	926,440
12,440	Roche Holding AG (b)	4,173,230
2,161	Roche Holding AG (b)	716,357
5,437	Temenos AG (b)	874,642
1,012	Zurich Insurance Group AG (b)	420,099
		19,830,237
	United Kingdom – 15.5%
59,194	3i Group PLC (b)	861,082
43,779	Anglo American PLC (b)	1,142,374
30,112	Ashtead Group PLC (b)	971,952
18,844	ASOS PLC (b) (e)	762,273
18,361	AstraZeneca PLC (b)	1,796,213
94,864	Barratt Developments PLC (b)	1,004,376
17,594	Bellway PLC	925,830
11,332	BHP Group PLC (b)	246,659
Shares	Description	Value

	United Kingdom (Continued)
415,687	BP PLC (b)	$2,502,481
22,462	British American Tobacco PLC (b)	990,460
311,807	Cairn Energy PLC (b) (e)	696,491
32,162	Compass Group PLC (b)	795,116
35,299	Diageo PLC (b)	1,395,833
114,006	Evraz PLC (b)	529,310
102,262	GlaxoSmithKline PLC (b)	2,401,053
29,734	Hargreaves Lansdown PLC (b)	674,948
24,294	Hikma Pharmaceuticals PLC (b)	586,636
234,937	HSBC Holdings PLC (b)	1,708,035
104,693	Inchcape PLC (b)	907,401
327,883	Legal & General Group PLC (b)	1,318,715
1,295,894	Lloyds Banking Group PLC (b)	967,431
42,507	Mondi PLC (b)	864,880
128,695	Pagegroup PLC	775,954
27,089	Persimmon PLC (b)	1,090,553
4,738	Reckitt Benckiser Group PLC (b)	392,180
10,710	RELX PLC (b)	284,156
28,912	Rio Tinto PLC (b)	1,546,048
49,120	Royal Dutch Shell PLC, Class A (b)	1,289,910
39,313	Royal Dutch Shell PLC, Class B (b)	1,033,013
102,304	Sage Group (The) PLC (b)	995,994
283,718	Spirent Communications PLC	829,849
25,688	Unilever PLC (b)	1,532,325
		33,819,531
	Total Common Stocks	216,213,463
	(Cost $215,345,136)
EXCHANGE-TRADED FUNDS (a) – 0.3%
	United States – 0.3%
10,133	iShares Core MSCI EAFE ETF	642,939
	(Cost $649,772)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Hong Kong – 0.2%
34,462	Link REIT (b)	348,498
	(Cost $418,728)
	Total Investments – 99.7%	217,204,900
	(Cost $216,413,636) (f)
	Net Other Assets and Liabilities – 0.3%	741,788
	Net Assets – 100.0%	$217,946,688

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $214,030,328 or 98.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,272,383 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,481,119. The net unrealized appreciation was $791,264.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 33,819,531	$ 2,531,633	$ 31,287,898	$ —
Other Country Categories*	182,393,932	—	182,393,932	—
Exchange-Traded Funds*	642,939	642,939	—	—
Real Estate Investment Trusts*	348,498	—	348,498	—
Total Investments	$ 217,204,900	$ 3,174,572	$ 214,030,328	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	27.3%
Euro	27.2
British Pound Sterling	16.2
Swiss Franc	8.8
Australian Dollar	6.6
Swedish Krona	5.1
Hong Kong Dollar	3.6
Danish Krone	1.6
Norwegian Krone	1.5
Singapore Dollar	1.4
United States Dollar	0.5
New Zealand Dollar	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	17.8%
Consumer Discretionary	14.9
Industrials	13.9
Consumer Staples	11.8
Health Care	11.3
Materials	8.2
Information Technology	7.8
Energy	5.5
Communication Services	3.5
Utilities	3.2
Real Estate	1.8
Other *	0.3
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.6%
	Austria – 1.5%
3,514	OMV AG (b)	$174,625
2,782	Verbund AG (b)	147,104
6,474	Wienerberger AG (b)	183,682
		505,411
	Belgium – 0.7%
1,689	Anheuser-Busch InBev S.A./N.V. (b)	127,418
4,494	Bekaert S.A. (b)	114,091
		241,509
	Denmark – 2.6%
1,410	Carlsberg A.S., Class B (b)	205,908
4,321	Novo Nordisk A.S., Class B (b)	263,027
2,262	Orsted A.S. (b) (c) (d)	246,720
5,483	Tryg A.S. (b)	166,134
		881,789
	Finland – 1.9%
4,604	Metso OYJ (b)	163,373
16,055	Stora Enso OYJ, Class R (b)	208,402
7,783	UPM-Kymmene OYJ (b)	245,230
		617,005
	France – 12.2%
13,126	Air France-KLM (b) (e)	121,601
890	Air Liquide S.A. (b)	128,685
2,030	Arkema S.A. (b)	186,008
306	Christian Dior SE (b)	143,335
2,264	Danone S.A. (b)	181,176
1,543	Dassault Systemes SE (b)	267,115
644	Kering S.A. (b)	393,498
1,492	L’Oreal S.A. (b)	414,994
737	LVMH Moet Hennessy Louis Vuitton SE (b)	320,943
1,532	Pernod Ricard S.A. (b)	265,246
9,267	Peugeot S.A. (b)	190,810
452	Safran S.A. (b)	72,879
4,054	Sanofi (b)	390,961
1,082	Sartorius Stedim Biotech (b)	194,028
1,491	Schneider Electric SE (b)	148,692
8,047	TOTAL S.A. (b)	391,814
2,184	Ubisoft Entertainment S.A. (b) (e)	165,638
991	Vinci S.A. (b)	109,792
		4,087,215
	Germany – 13.9%
1,178	adidas AG (b)	372,383
14,246	AIXTRON SE (b) (e)	149,528
1,271	Allianz SE (b)	303,443
1,678	BASF SE (b)	113,260
1,912	Bayer AG (b)	153,449
4,946	Covestro AG (b) (c) (d)	208,438
11,334	Deutsche Lufthansa AG (b)	172,658
5,844	Deutsche Telekom AG (b)	94,648
Shares	Description	Value

	Germany (Continued)
6,173	Evonik Industries AG (b)	$169,164
3,185	HeidelbergCement AG (b)	214,800
746	MTU Aero Engines AG (b)	225,937
1,166	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	343,784
7,607	Salzgitter AG (b)	127,369
4,889	SAP SE (b)	636,701
889	Sartorius AG (Preference Shares) (b)	206,883
27,121	Schaeffler AG (Preference Shares) (b)	270,563
1,688	Siemens AG (b)	208,195
1,061	Volkswagen AG (b)	194,273
1,643	Volkswagen AG (Preference Shares) (b)	294,775
3,760	Zalando SE (b) (c) (d) (e)	180,029
		4,640,280
	Italy – 5.4%
86,653	A2A S.p.A. (b)	173,103
52,047	Enel S.p.A. (b)	453,658
19,616	Eni S.p.A. (b)	274,773
18,606	Leonardo S.p.A. (b)	228,593
16,539	Mediobanca Banca di Credito Finanziario S.p.A. (b)	164,987
4,579	Moncler S.p.A. (b)	197,091
30,749	Unipol Gruppo S.p.A. (b)	156,562
60,286	UnipolSai Assicurazioni S.p.A. (b)	161,420
		1,810,187
	Jersey – 0.4%
68,019	Man Group PLC (b)	137,857
	Netherlands – 6.7%
2,107	Airbus SE (b)	309,443
1,051	ASML Holding N.V. (b)	294,950
16,139	Fiat Chrysler Automobiles N.V. (b)	210,247
11,004	Koninklijke Ahold Delhaize N.V. (b)	270,054
4,210	Koninklijke Philips N.V. (b)	192,807
3,130	Randstad N.V. (b)	179,775
15,472	TomTom N.V. (b)	167,933
6,287	Unilever N.V. (b)	366,860
3,151	Wolters Kluwer N.V. (b)	236,771
		2,228,840
	Norway – 2.5%
12,751	DNB ASA (b)	222,920
114,438	DNO ASA (b)	113,577
14,243	Equinor ASA (b)	257,051
10,762	Gjensidige Forsikring ASA (b)	234,550
		828,098

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain – 2.2%
61,166	Banco Santander S.A. (b)	$241,049
22,171	Ence Energia y Celulosa S.A. (b)	89,689
36,728	Iberdrola S.A. (b)	401,854
		732,592
	Sweden – 8.3%
7,904	Atlas Copco AB, Class A (b)	279,754
7,305	Atlas Copco AB, Class B (b)	227,064
11,203	Hennes & Mauritz AB, Class B (b)	245,792
4,967	Investor AB, Class B (b)	271,968
5,660	Lundin Petroleum AB (b)	172,147
23,810	Skandinaviska Enskilda Banken AB, Class A (b)	235,289
27,039	Svenska Handelsbanken AB, Class A (b)	264,907
17,199	Swedbank AB, Class A (b)	264,069
5,210	Swedish Match AB (b)	294,564
13,987	Volvo AB, Class A (b)	239,258
16,931	Volvo AB, Class B (b)	289,414
		2,784,226
	Switzerland – 14.9%
6,646	ABB Ltd. (b)	154,732
3,449	Adecco Group AG (b)	202,070
5,363	Coca-Cola HBC AG (b)	196,995
2,052	Dufry AG (b)	177,887
3,826	Logitech International S.A. (b)	171,395
12,520	Nestle S.A. (b)	1,380,865
9,636	Novartis AG (b)	910,295
255	Partners Group Holding AG (b)	233,441
3,123	Roche Holding AG (b)	1,047,668
545	Roche Holding AG (b)	180,664
1,366	Temenos AG (b)	219,746
256	Zurich Insurance Group AG (b)	106,270
		4,982,028
	United Kingdom – 25.4%
14,889	3i Group PLC (b)	216,587
11,003	Anglo American PLC (b)	287,114
7,563	Ashtead Group PLC (b)	244,118
4,733	ASOS PLC (b) (e)	191,458
4,614	AstraZeneca PLC (b)	451,377
23,831	Barratt Developments PLC (b)	252,312
4,421	Bellway PLC	232,642
2,844	BHP Group PLC (b)	61,904
104,482	BP PLC (b)	628,993
5,638	British American Tobacco PLC (b)	248,607
78,320	Cairn Energy PLC (b) (e)	174,945
8,080	Compass Group PLC (b)	199,756
8,863	Diageo PLC (b)	350,471
28,639	Evraz PLC (b)	132,966
25,679	GlaxoSmithKline PLC (b)	602,928
7,465	Hargreaves Lansdown PLC (b)	169,452
6,098	Hikma Pharmaceuticals PLC (b)	147,251
Shares	Description	Value

	United Kingdom (Continued)
59,003	HSBC Holdings PLC (b)	$428,963
26,274	Inchcape PLC (b)	227,724
82,363	Legal & General Group PLC (b)	331,256
325,515	Lloyds Banking Group PLC (b)	243,008
10,677	Mondi PLC (b)	217,242
32,326	Pagegroup PLC	194,906
6,801	Persimmon PLC (b)	273,796
1,190	Reckitt Benckiser Group PLC (b)	98,500
2,690	RELX PLC (b)	71,371
7,266	Rio Tinto PLC (b)	388,544
12,341	Royal Dutch Shell PLC, Class A (b)	324,079
9,882	Royal Dutch Shell PLC, Class B (b)	259,666
25,698	Sage Group (The) PLC (b)	250,186
71,266	Spirent Communications PLC	208,446
6,450	Unilever PLC (b)	384,751
		8,495,319
	Total Common Stocks	32,972,356
	(Cost $32,573,086)
EXCHANGE-TRADED FUNDS (a) – 0.7%
	United States – 0.7%
4,738	iShares Core MSCI Europe ETF	229,035
	(Cost $227,498)
	Total Investments – 99.3%	33,201,391
	(Cost $32,800,584) (f)
	Net Other Assets and Liabilities – 0.7%	229,248
	Net Assets – 100.0%	$33,430,639

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $32,336,362 or 96.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,238,096 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,837,289. The net unrealized appreciation was $400,807.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 8,495,319	$ 635,994	$ 7,859,325	$ —
Other Country Categories*	24,477,037	—	24,477,037	—
Exchange-Traded Funds*	229,035	229,035	—	—
Total Investments	$ 33,201,391	$ 865,029	$ 32,336,362	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	44.8%
British Pound Sterling	26.6
Swiss Franc	14.4
Swedish Krona	8.4
Danish Krone	2.6
Norwegian Krone	2.5
United States Dollar	0.7
Total	100.0%

Sector Allocation	% of Total Investments
Financials	14.7%
Consumer Staples	14.4
Health Care	14.3
Consumer Discretionary	14.3
Industrials	12.3
Materials	9.3
Energy	8.3
Information Technology	6.6
Utilities	4.3
Communication Services	0.8
Other *	0.7
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Bermuda – 2.5%
368,278	Alibaba Health Information Technology Ltd. (b) (c)	$513,078
807,522	China Oriental Group Co., Ltd. (b)	277,385
316,914	Hopson Development Holdings Ltd. (b)	289,596
439,420	Nine Dragons Paper Holdings Ltd. (b)	415,256
1,554,274	Sihuan Pharmaceutical Holdings Group Ltd. (b)	175,252
		1,670,567
	Brazil – 12.6%
53,471	Alpargatas S.A. (Preference Shares) (c)	447,485
27,121	Ambev S.A.	113,041
54,286	B3 S.A. - Brasil Bolsa Balcao	610,980
90,651	Banco Bradesco S.A. (Preference Shares)	696,192
39,573	Banco do Brasil S.A.	448,530
58,014	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	272,148
34,642	Banco Santander Brasil S.A.	340,305
34,231	Centrais Eletricas Brasileiras S.A.	313,487
34,745	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	331,581
28,215	Cia de Saneamento Basico do Estado de Sao Paulo	401,885
24,016	Cia Paranaense de Energia, Class B (Preference Shares)	411,725
62,727	Itau Unibanco Holding S.A. (Preference Shares)	480,713
58,077	JBS S.A.	374,017
34,465	Magazine Luiza S.A.	449,061
191,703	Metalurgica Gerdau S.A. (Preference Shares)	426,594
71,939	Petro Rio S.A. (c)	805,127
54,487	Petrobras Distribuidora S.A.	366,419
47,515	Petroleo Brasileiro S.A.	336,730
26,891	Petroleo Brasileiro S.A. (Preference Shares)	178,641
23,597	TOTVS S.A.	411,319
26,597	Vale S.A.	312,201
		8,528,181
	Cayman Islands – 16.9%
19,918	Alibaba Group Holding Ltd., ADR (c)	4,114,860
1,781	Baidu, Inc., ADR (c)	220,060
6,739	Baozun, Inc., ADR (c)	202,911
905,334	Bosideng International Holdings Ltd. (b)	297,648
Shares	Description	Value

	Cayman Islands (Continued)
622,132	Dongyue Group Ltd. (b)	$282,755
10,803	Huazhu Group Ltd., ADR	372,704
4,315	JD.com, Inc., ADR (c)	162,632
1,818	NetEase, Inc., ADR	583,142
12,747	TAL Education Group, ADR (c)	636,075
71,630	Tencent Holdings Ltd. (b)	3,416,049
42,430	Vipshop Holdings Ltd., ADR (c)	540,134
58,099	Yihai International Holding Ltd. (b)	326,462
664,215	Yuzhou Properties Co., Ltd. (b)	306,464
		11,461,896
	Chile – 0.4%
26,753	Cia Cervecerias Unidas S.A.	236,174
	China – 7.9%
581,692	Bank of China Ltd., Class H (b)	225,014
521,550	Bank of Communications Co., Ltd., Class H (b)	334,087
1,231,508	China Construction Bank Corp., Class H (b)	932,912
771,280	China Everbright Bank Co., Ltd., Class H (b)	309,418
94,156	China Life Insurance Co., Ltd., Class H (b)	224,848
131,476	China Merchants Bank Co., Ltd., Class H (b)	633,920
195,515	Guangzhou R&F Properties Co., Ltd., Class H (b)	294,929
270,938	Hisense Home Appliances Group Co., Ltd., Class H (b)	275,601
506,539	Industrial & Commercial Bank of China Ltd., Class H (b)	336,227
55,718	Ping An Insurance Group Co. of China Ltd., Class H (b)	630,051
630,406	Postal Savings Bank of China Co., Ltd., Class H (b) (d) (e)	392,267
231,122	Weichai Power Co., Ltd., Class H (b)	404,633
493,384	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	362,243
		5,356,150
	Colombia – 1.2%
30,423	Bancolombia S.A. (Preference Shares)	397,634
454,081	Ecopetrol S.A.	422,216
		819,850
	Hong Kong – 3.0%
58,710	China Mobile Ltd. (b)	482,576
2,359,819	China South City Holdings Ltd. (b)	262,688
427,034	CNOOC Ltd. (b)	639,286
816,262	Sino-Ocean Group Holding Ltd. (b)	293,535

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
211,789	Sinotruk Hong Kong Ltd. (b)	$363,651
		2,041,736
	India – 5.2%
7,883	Axis Bank Ltd. (b)	80,464
129,726	Coal India Ltd. (b)	329,237
9,467	Hindustan Unilever Ltd. (b)	269,310
15,601	Housing Development Finance Corp., Ltd. (b)	527,252
29,538	Infosys Ltd. (b)	322,568
208,501	Power Finance Corp., Ltd. (b) (c)	339,860
27,667	Reliance Industries Ltd. (b)	545,716
6,286	Tata Consultancy Services Ltd.	183,147
32,893	Tech Mahindra Ltd.	367,201
40,431	UPL Ltd. (b)	297,479
82,865	Wipro Ltd. (b)	275,622
		3,537,856
	Indonesia – 4.6%
4,385,671	Adaro Energy Tbk PT (b)	389,772
155,838	Bank Central Asia Tbk PT (b)	368,248
830,833	Bank Mandiri Persero Tbk PT (b)	454,296
3,065,797	Bank Pan Indonesia Tbk PT (b) (c)	259,535
4,436,931	Bank Permata Tbk PT (b) (c)	380,136
1,796,147	Bank Rakyat Indonesia Persero Tbk PT (b)	583,936
3,503,767	Media Nusantara Citra Tbk PT (b)	405,662
408,246	Pabrik Kertas Tjiwi Kimia Tbk PT (b)	270,827
		3,112,412
	Malaysia – 1.6%
338,800	AMMB Holdings Bhd (b)	304,780
60,600	British American Tobacco Malaysia Bhd (b)	173,842
57,300	Heineken Malaysia Bhd	389,551
916,300	My EG Services Bhd (b)	230,638
		1,098,811
	Mexico – 0.6%
196,013	America Movil S.A.B. de C.V., Series L	162,138
24,797	Fomento Economico Mexicano S.A.B. de C.V.	223,581
		385,719
	Philippines – 0.9%
123,760	International Container Terminal Services, Inc. (b)	315,517
117,100	San Miguel Corp. (b)	321,112
		636,629
Shares	Description	Value

	Poland – 1.3%
21,626	Asseco Poland S.A. (b)	$356,145
16,518	Grupa Lotos S.A. (b)	327,808
36,872	Jastrzebska Spolka Weglowa S.A. (b)	178,303
		862,256
	Russia – 7.6%
206,663	Gazprom PJSC (b)	730,374
51,785	Gazprom PJSC, ADR (b)	362,994
5,395,624	Inter RAO UES PJSC (b)	486,765
8,862	LUKOIL PJSC (b)	905,958
508,836	Magnitogorsk Iron & Steel Works PJSC (b)	356,459
1,136	Novatek PJSC, GDR (d)	204,480
160,558	Raspadskaya OJSC (b)	262,128
82,503	Sberbank of Russia PJSC (b)	325,100
864,576	Surgutneftegas PJSC (b)	620,918
737,812	Surgutneftegas PJSC (Preference Shares) (b)	416,337
40,254	Tatneft PJSC (b)	477,398
		5,148,911
	South Africa – 2.5%
3,904	Capitec Bank Holdings Ltd.	350,160
141,734	DataTec Ltd. (b)	314,684
5,401	Naspers Ltd., Class N (b)	876,023
55,052	Telkom S.A. SOC Ltd. (b)	117,406
		1,658,273
	South Korea – 14.0%
14,759	Cheil Worldwide, Inc. (b)	260,937
15,885	Daesang Corp. (b) (c)	277,083
7,264	DB Insurance Co., Ltd. (b)	257,108
60,995	Doosan Infracore Co., Ltd. (b) (c)	248,446
7,435	Fila Korea Ltd. (b)	272,205
4,339	Hyosung Corp. (b) (c)	257,322
16,797	Hyundai Marine & Fire Insurance Co., Ltd. (b)	308,140
2,632	Hyundai Mobis Co., Ltd. (b)	503,301
3,458	Kakao Corp. (b)	455,832
45,867	Korean Reinsurance Co. (b)	330,593
27,377	KT Corp., ADR	285,268
77,801	Meritz Securities Co., Ltd. (b)	236,309
1,738	NAVER Corp. (b)	259,185
67,857	Samsung Electronics Co., Ltd. (b)	3,144,020
20,454	Samsung Electronics Co., Ltd. (Preference Shares) (b)	799,563
11,118	Shinhan Financial Group Co., Ltd. (b)	362,817
1,362	Shinsegae, Inc. (b)	302,059
11,780	SK Hynix, Inc. (b)	896,298
		9,456,486

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 11.5%
89,937	Hon Hai Precision Industry Co., Ltd. (b)	$244,539
62,652	Novatek Microelectronics Corp. (b)	441,770
50,581	Realtek Semiconductor Corp. (b)	406,394
235,917	Ruentex Development Co., Ltd. (b)	329,563
221,118	Shanghai Commercial & Savings Bank Ltd. (The) (b)	362,461
770,772	Shinkong Synthetic Fibers Corp. (b)	294,130
38,692	Simplo Technology Co., Ltd. (b)	405,870
828,130	Taiwan Business Bank (b)	336,349
257,891	Taiwan High Speed Rail Corp. (b)	306,537
297,089	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	3,064,239
393,986	Taiwan Styrene Monomer (b)	250,667
69,076	Walsin Technology Corp. (b)	471,588
36,789	Yageo Corp. (b)	461,470
660,791	Yuanta Financial Holding Co., Ltd. (b)	427,915
		7,803,492
	Thailand – 0.2%
73,200	CP ALL PCL	165,493
	Turkey – 5.1%
302,006	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	469,072
79,551	TAV Havalimanlari Holding A.S. (b)	361,877
751,612	Trakya Cam Sanayii A.S. (b)	505,705
227,651	Turkiye Garanti Bankasi A.S. (b) (c)	451,766
403,389	Turkiye Is Bankasi A.S., Class C (b) (c)	487,239
426,630	Turkiye Sise ve Cam Fabrikalari A.S. (b)	395,994
397,363	Turkiye Vakiflar Bankasi TAO, Class D (b) (c)	438,126
716,213	Yapi ve Kredi Bankasi A.S. (b) (c)	355,041
		3,464,820
	Total Investments – 99.6%	67,445,712
	(Cost $64,923,125) (f)
	Net Other Assets and Liabilities – 0.4%	273,398
	Net Assets – 100.0%	$67,719,110

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $48,697,970 or 71.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,009,380 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,486,793. The net unrealized appreciation was $2,522,587.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 8,528,181	$ 8,528,181	$ —	$ —
Cayman Islands	11,461,896	6,832,518	4,629,378	—
Chile	236,174	236,174	—	—
Colombia	819,850	819,850	—	—
India	3,537,856	550,348	2,987,508	—
Malaysia	1,098,811	389,551	709,260	—
Mexico	385,719	385,719	—	—
Russia	5,148,911	204,480	4,944,431	—
South Africa	1,658,273	350,160	1,308,113	—
South Korea	9,456,486	285,268	9,171,218	—
Thailand	165,493	165,493	—	—
Other Country Categories*	24,948,062	—	24,948,062	—
Total Investments	$ 67,445,712	$ 18,747,742	$ 48,697,970	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	20.3%
South Korean Won	13.6
Brazilian Real	12.6
New Taiwan Dollar	11.6
United States Dollar	11.4
Russian Ruble	6.8
Indian Rupee	5.3
Turkish Lira	5.1
Indonesian Rupiah	4.6
South African Rand	2.5
Malaysian Ringgit	1.6
Polish Zloty	1.3
Colombian Peso	1.2
Philippine Peso	0.9
Mexican Peso	0.6
Chilean Peso	0.4
Thai Baht	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	23.1%
Information Technology	19.0
Consumer Discretionary	14.6
Energy	11.4
Communication Services	9.8
Materials	6.1
Industrials	5.7
Consumer Staples	3.8
Utilities	2.9
Real Estate	2.6
Health Care	1.0
Total	100.0%

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.